Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held	12 Months Ended
Dec. 31, 2024
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held

10.Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held

	2024	2023
Net finance income (expense) from insurance contracts
Interest accreted to insurance contracts(1)	(2,027.7)	(1,889.5)
Effect of changes in interest rates and other financial assumptions	272.8	(263.2)
	(1,754.9)	(2,152.7)

Net finance income (expense) from reinsurance contract assets held
Interest accreted to reinsurance contract assets held(2)	546.4	502.0
Effect of changes in interest rates and other financial assumptions	(71.4)	45.1
	475.0	547.1
Net finance expense from insurance contracts and reinsurance contract assets held	(1,279.9)	(1,605.6)
(1)	Primarily includes interest accretion resulting from unwinding the effects of discounting on the opening balance of LIC using discount rates in effect at the beginning of the year and interest accretion resulting from unwinding the effects of discounting on incurred claims and other insurance service expenses recorded during the year using current period average discount rates.
(2)	Primarily includes interest accretion resulting from unwinding the effects of discounting on the opening balance of the AIC using discount rates in effect at the beginning of the year and interest accretion resulting from unwinding the effects of discounting recoveries of incurred claims and other insurance service expenses recorded during the year using current period average discount rates.

Insurance contracts and reinsurance contract assets held are subject to interest rate risk, as discussed in note 22, and changes in the company's net finance income (expense) from insurance contracts and reinsurance contract assets held due to changes in market interest rates may not correspond directly with net gains or losses on certain of the company's investments, principally within the fixed income portfolio. While net insurance finance income or expense reflects the effects and changes in time value of money and financial risk related to those net liabilities, investment returns are based on the company's overall investment strategy. The company's capital management objectives, which are discussed in the Capital Management section of note 22, include maintaining sufficient liquid resources at the holding company and operating company levels to meet company obligations while remaining opportunistic in deploying capital. As a result, there is not a direct relationship between the company's net finance income or expenses from insurance contracts and reinsurance contract assets held and the investment return on the portfolio investments. Generally, an increase (decrease) in interest rates will result in a decrease (increase) to the carrying values of both the company’s fixed income portfolio and the liability for incurred claims, net of reinsurance. While the change to the carrying value of each will not necessarily be equal in magnitude when there is a movement in interest rates, the impact on the company's net earnings is mitigated.

The table below presents the company’s net effects from changes in discount rates on insurance contracts and reinsurance contract assets held and net gains (losses) on bonds recognized in the consolidated statement of earnings for the years ended December 31, 2024 and 2023.

	2024	2023
Effect of changes in discount rates on total bonds (recognized in net gains on investments)	(731.3)	714.1
Effect of changes in interest rates on insurance contracts and reinsurance contract assets held (recognized in net finance income (expense) from insurance contracts and reinsurance contract assets held)	201.4	(218.1)
Net benefit (loss) from changes in discount rates in consolidated statement of earnings	(529.9)	496.0